Note 9 - Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S. federal statutory rate applied to pretax loss	$ (3,899,767)	$ (621,194)
Permanent differences		65
Research and development credits	(377,183)	(66,574)
Change in valuation allowance, net of expired items and other adjustments	4,276,950	687,703
Reported income tax expense	$ 0	$ 0